Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase before transfer in assets per the financial statements	$ 721,865,612	$ 480,053,782
Change in amounts allocated to withdrawing participants	115,858
Net income per Form 5500	$ 721,981,470